DEBT (Tables)	12 Months Ended
Dec. 31, 2018
DEBT
Schedule of short-term and long-term debt

	As of December 31,
	2017	2018
Short-term debt:
Long-term bank borrowings, current portion	0	0
Short-term bank borrowings	131	948
Total	131	948

Long-term debt:
Long-term bank borrowings, non-current portion	1,895	5,603
Convertible senior notes	3,027	3,209
Total	4,922	8,812